UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to December 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Annual Report

December 31, 2008

■  CREDIT SUISSE
GLOBAL HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report
December 31, 2008 (unaudited)

January 31, 2009

Dear Shareholder:

Performance Summary
1/1/08 – 12/31/08

Fund and Benchmark	Performance
Credit Suisse Global High Yield Fund[1]	-26.51%
Merrill Lynch Global High Yield Constrained Index (fully hedged)[2]	-26.63%

Market Review: Volatile markets and tighter lending standards

For the twelve months ending December 31, 2008, global financial markets remained volatile. Concerns over sub-prime mortgages and shelved leveraged buyout deals from 2007 broadened to include worry over tight credit conditions and a deteriorating macroeconomic backdrop.

The high yield market experienced significant sell-offs from September through November 2008 as financial market weakness deepened and losses were experienced across the board from equities to bonds. According to Merrill Lynch, roughly half of the global asset indexes they track posted their worst-ever returns during the month of October. Given that backdrop, Merrill Lynch Global High Yield Constrained Index, the Fund's benchmark, posted unprecedented total losses of -28.91% (the worst monthly returns in the history of the Index) for just the three months ended November. By mid-December, spreads on the Merrill Lynch Global High Yield Constrained Index reached an all-time wide of +2137 basis points versus the Treasury market. In the second half of December, a series of government actions that included: additional rate cuts, the extension of emergency government loans to GM and Chrysler, and the Fed's approval of GMAC's application to become a bank holding company, all contributed to a reversal in credit market momentum. The ensuing rally resulted in a December gain of 6.18% for the Index — the best monthly performance in its history. However, despite the strong finish, spreads widened 1244 basis points versus the Treasury market for the twelve months ended December 31, 2008, to finish the period at +1816 basis points. For the same period, the Merrill Lynch Global High Yield Constrained (hedged into USD) benchmark posted returns of -26.63%.

All rating classes posted negative returns during the 12-months ending December 31, 2008, with CCC-rated securities continuing to underperform, returning -39.00% for the time period. Though BB-rated securities outperformed the broad market, this rating class still returned -19.00%.

Against this performance backdrop, a number of market indicators signaled that credit fundamentals may have peaked. Default rates, as reported by

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Moody's Investor Services, rose to 4.01% in December, from levels of 0.90% a year earlier. In conjunction with high yield spreads, Merrill Lynch's distress ratio (defined as a proportion of bonds trading over 1,000 bps) also rose to 82.3%. Finally, the most recent Federal Loan Officers Survey reflects continued tightening of lending standards among an increasing number of small, medium, and large companies.

Strategic Review and Outlook: Expecting conditions to remain volatile for the short-term

For the year ended December 31, 2008, the Fund slightly outperformed the benchmark. Superior security selection in energy-exploration and an underweight in the banking sector made a positive contribution to relative returns. Conversely, security selection in chemicals, printing-publishing, builders and leisure hurt relative returns.

Given the volatile economic backdrop, we have continued the process, begun in 2007, of upgrading portfolio credit quality, conserving cash and opportunistically paring back exposures in riskier names. We have maintained core holdings in the more defensive industries and remain relatively constructive on several issuers in the industrial and commercial space. In contrast, we remain cautious with respect to consumer-driven and more cyclical industries, and have sought to limit exposures to these sectors.

Recent market conditions continue to be characterized by unprecedented volatility. December performance numbers highlighted the fact that high yield market valuations had reached extremely low levels with indications for default expectations of more than 20%. However, credit conditions remain tight and recent economic indicators have continued to weaken — pointing to a severe global recession. While we believe recent policy initiatives should ultimately stabilize the financial markets as well as the broader global economy, we expect conditions to stay volatile as liquidity remains limited and balance sheet repair continues. Going forward, our portfolio strategy will remain selective, paring back riskier credits where possible and emphasizing higher quality issuers.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may involve a greater degree of risk than other funds that invest in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Comparison of Change in Value of $3 Million Investment in the
Credit Suisse Global High Yield Fund1 and the Merrill Lynch
Global High Yield Constrained Index2 for Ten Years.

Average Annual Returns as of December 31, 20081

1 Year	5 Years	10 Years	Since Inception[3]
(26.51)%	0.06%	1.60%	4.33%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.42%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.70%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Merrill Lynch Global High Yield Constrained Index (fully hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Investors cannot invest directly in an index.

3  Inception date 2/26/93.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended December 31, 2008

Actual Fund Return
Beginning Account Value 7/1/08	$1,000.00
Ending Account Value 12/31/08	$754.90
Expenses Paid per $1,000*	$3.09
Hypothetical 5% Fund Return
Beginning Account Value 7/1/08	$1,000.00
Ending Account Value 12/31/08	$1,021.62
Expenses Paid per $1,000*	$3.56
Annualized Expense Ratios*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	4.0%
BB	26.5%
B	40.3%
C	0.9%
CCC	13.8%
D	0.2%
NR	5.4%
Subtotal	91.1%
Short-Term Investment	8.9%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Global High Yield Fund

Schedule of Investments

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (80.8%)
Aerospace & Defense (2.2%)
$100	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$90,250
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/09 @ $102.29)	(BBB-, Baa1)	11/01/13	6.875	74,701
75	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	31,125
100	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(B-, Caa1)	04/01/17	9.750	27,500
95	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	72,675
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/09 @ $102.04)	(BB+, Ba3)	07/15/13	6.125	46,250
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	113,125
100	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	82,500
					538,126
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/10	10.500	62,625
Auto Loans (4.8%)
200	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	160,085
310	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	214,384
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	163,049
300	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(NR, NR)	03/02/11	7.250	299,431
189	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(NR, NR)	04/01/11	6.000	174,734
13	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(NR, NR)	12/31/13	7.500	10,675
211	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(NR, NR)	12/01/14	6.750	176,456
15	GMAC LLC, Rule 144A, Subordinated Notes‡	(NR, NR)	12/31/18	8.000	5,645
					1,204,459

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Auto Parts & Equipment (1.7%)
$150	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	$142,500
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC+, Caa2)	03/01/17	7.875	23,625
90	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	28,350
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	75,350
75	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B, B3)	11/15/14	8.625	28,875
150	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(BB-, B1)	07/01/15	9.000	121,500
10	Visteon Corp., Global Senior Unsecured Notes	(CCC-, Caa3)	08/01/10	8.250	3,150
24	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(CCC+, Caa2)	12/31/16	12.250	5,880
					429,230
Automotive (0.7%)
200	Ford Motor Co., Global Senior Unsecured Notes	(CCC-, Ca)	07/16/31	7.450	57,000
100	General Motors Corp., Global Senior Unsecured Notes	(C, C)	01/15/11	7.200	21,250
200	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/13	7.125	37,500
350	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/33	8.375	63,000
					178,750
Beverages (0.5%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	118,750
Brokerage (0.1%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, B2)	12/01/15	7.875	27,375
Building & Construction (0.9%)
100	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(D, C)	10/01/15	9.500	20,500
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/09 @ 101.40)	(CCC+, B3)	04/15/12	8.375	40,500
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC, Caa1)	01/15/16	6.250	27,000
125	KB HOME, Company Guaranteed Notes	(BB-, Ba3)	06/15/15	6.250	76,875
75	Standard Pacific Corp., Global Company Guaranteed Notes	(B-, B2)	08/15/15	7.000	39,375
75	William Lyon Homes, Inc., Global Company Guaranteed (Callable 12/15/09 @ 101.91)	(CCC-, Caa3)	12/15/12	7.625	19,875
					224,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building Materials (1.0%)
$100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	$63,500
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B2)	10/01/12	9.875	63,625
75	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, B1)	11/01/11	9.000	64,125
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	17,625
50	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.25)§	(CCC, Caa2)	02/15/12	9.000	12,250
50	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(B-, B2)	06/15/13	11.750	27,250
					248,375
Chemicals (2.3%)
175	Chemtura Corp., Company Guaranteed Notes	(B, B2)	06/01/16	6.875	90,125
100	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	78,000
150	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B-, B3)	12/01/14	9.750	64,500
110	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CCC, Caa2)	12/01/16	11.500	33,000
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(NR, B3)	11/15/13	9.000	51,084
100	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)§+	(B, B3)	02/01/14	0.000	72,500
100	PolyOne Corp., Senior Unsecured Notes	(B, B1)	05/01/12	8.875	52,000
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B-, B2)	08/15/14	9.000	66,500
100	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	74,000
					581,709
Computer Hardware (0.1%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	35,250

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer Products (1.3%)
$125	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC+, Caa2)	10/01/12	10.250	$83,125
150	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	88,500
75	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	51,562
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $102.31)	(B-, B3)	04/15/12	9.250	92,500
					315,687
Diversified Capital Goods (1.8%)
75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	56,812
125	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	88,125
100	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	75,000
75	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	55,125
50	SPX Corp., Rule 144A, Senior Notes‡	(BB, Ba2)	12/15/14	7.625	43,563
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	74,500
102	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.65)	(B-, Caa1)	06/15/12	9.875	51,510
					444,635
Electric - Generation (7.4%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	141,000
250	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	178,750
25	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	21,875
250	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	239,170
100	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	76,500
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	161,437
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	70,313

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Generation
$50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	$46,625
75	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	62,625
600	Texas Competitive Electric Holdings Co. LLC, Series A Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡+	(CCC, B3)	11/01/15	10.500	429,000
175	Texas Competitive Electric Holdings Co. LLC, Series B Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡+	(CCC, B3)	11/01/15	10.500	125,125
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	123,750
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	154,875
					1,831,045
Electric - Integrated (0.6%)
75	CMS Energy Corp., Senior Unsecured Notes	(BB, Ba1)	07/17/17	6.550	60,752
75	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	60,000
25	Public Service Company of New Mexico, Senior Unsecured Notes	(BB+, Baa3)	05/15/18	7.950	20,375
					141,127
Electronics (1.5%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/09 @ $102.58)	(B+, B1)	05/15/13	7.750	86,062
21	Ampex Corp., Rule 144A, Senior Secured Notes^‡	(NR, NR)	09/30/09	12.000	16,731
225	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	100,125
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	25,600
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	54,375
25	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	9,875
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/09 @ $102.63)	(B+, Caa1)	01/15/11	10.500	73,000
					365,768
Energy - Exploration & Production (5.6%)
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	81,750
75	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(CCC, Caa3)	02/01/17	8.875	15,375
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	58,875
300	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	241,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	$81,250
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $101.29)	(B+, B1)	05/01/14	7.750	84,500
50	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	36,750
125	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	90,000
75	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	39,375
100	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	79,500
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	122,250
25	PetroHawk Energy Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	18,625
75	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	57,000
25	Range Resources Corp., Company Guaranteed Notes (Callable 05/01/13 @ $103.63)	(BB, Ba3)	05/01/18	7.250	21,000
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	81,500
50	SandRidge Energy, Inc., Rule 144A, Senior Notes (Callable 06/01/13 @ $104.00)‡	(B-, B3)	06/01/18	8.000	28,000
175	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	154,000
125	Swift Energy Co., Senior Notes (Callable 07/15/09 @ $101.91)	(BB-, B1)	07/15/11	7.625	98,125
					1,389,375
Environmental (1.3%)
225	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BBB, Baa3)	03/15/15	7.250	209,504
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	125,125
					334,629
Food & Drug Retailers (1.1%)
175	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	93,625
100	New Albertsons, Inc., Senior Unsecured Notes	(B+, B1)	05/01/13	7.250	85,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food & Drug Retailers
$25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	$21,125
75	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/09 @ $102.03)	(B+, B2)	06/15/12	8.125	68,250
					268,000
Food - Wholesale (0.6%)
75	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	05/01/09	8.625	68,250
25	Dole Food Co., Inc., Global Company Guaranteed Notes (Callable 03/15/09 @ $100.00)	(B-, Caa2)	03/15/11	8.875	15,750
125	Smithfield Foods, Inc., Senior Unsecured Notes	(B, B3)	07/01/17	7.750	71,875
					155,875
Forestry & Paper (2.2%)
90	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	50,850
125	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/09 @ $100.00)	(B, B2)	03/15/10	9.750	100,625
175	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	133,875
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	63,375
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	69,500
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	33,375
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	21,750
175	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)	(CCC+, Caa1)	07/01/12	8.375	29,750
100	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(CCC+, B3)	08/01/14	9.125	40,000
					543,100
Gaming (3.2%)
75	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)‡	(B-, Caa3)	12/15/14	9.375	15,375
25	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC, Caa3)	03/15/10	7.875	16,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$100	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC, Caa3)	05/15/11	8.125	$49,500
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa2)	08/01/13	8.000	52,000
23	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B+, B1)	11/15/19	7.250	12,075
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	31,250
60	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC, Caa3)	06/15/15	10.250	6,150
20	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03)	(D, C)	06/01/12	8.125	175
100	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Caa2)	11/15/10	12.000	33,500
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	48,500
50	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	14,250
125	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB-, B1)	11/15/15	8.500	49,688
175	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	06/01/16	7.500	111,781
175	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	01/15/17	7.625	113,750
100	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB-, Ba3)	04/01/13	6.750	67,500
50	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	37,184
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	900
20	Trump Entertainment Resorts, Inc., Senior Secured Notes (Callable 06/01/10 @ $104.25)	(D, Ca)	06/01/15	8.500	2,750
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	76,500
75	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	57,000
					796,453

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gas Distribution (3.8%)
$125	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	$100,625
275	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	219,635
300	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	261,225
150	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	117,750
75	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	46,875
125	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	78,125
150	Williams Partners Finance Corp., Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	118,668
					942,903
Health Services (6.6%)
125	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	94,062
125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	107,500
150	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	138,750
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	71,625
325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	299,000
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	35,500
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	204,750
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	92,250
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	56,625
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	37,250
100	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	78,000
300	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	243,000
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	5.943	30,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	$35,750
75	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	63,000
100	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	63,500
					1,651,312
Hotels (0.7%)
250	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BBB-, Ba1)	06/01/16	6.750	183,750
Investments & Misc. Financial Services (0.1%)
75	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC+, Caa1)	11/15/15	10.500	16,969
Leisure (0.2%)
51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡	(CCC, Caa2)	07/15/16	12.250	20,145
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa3)	06/01/14	9.625	23,250
					43,395
Machinery (0.8%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	75,000
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BBB-, Ba3)	03/01/14	7.125	35,750
100	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	85,500
					196,250
Media - Broadcast (1.1%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B, B2)	12/15/12	7.750	37,219
150	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	59,062
50	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	6,250
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	77,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Broadcast
$100	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/09 @ $102.19)‡	(BB, B1)	09/01/12	8.750	$90,500
90	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	11,700
100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(D, C)	01/15/14	8.750	1,500
					283,731
Media - Cable (4.2%)
200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	138,000
250	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa3)	10/01/15	11.000	45,000
125	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/09 @ $100.00)	(CCC, Caa2)	09/15/10	10.250	55,625
83	Charter Communications Holdings Capital, Senior Unsecured Notes§	(CCC, Ca)	04/01/11	9.920	10,375
100	Charter Communications Operating LLC, Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	82,500
125	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB, B1)	04/15/12	6.750	115,000
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	66,375
35	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB, B1)	04/01/11	7.625	33,162
75	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/09 @ $102.79)	(BB, Ba3)	03/15/13	8.375	75,000
100	DirecTV Financing Co., Global Company Guaranteed Notes (callable 05/15/12 @ $103.81)	(BB, Ba3)	05/15/16	7.625	97,500
25	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	21,813
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	146,562
50	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	42,750
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	32,813
75	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	58,969
25	Mediacom Capital Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $100.00)	(B-, B3)	01/15/13	9.500	19,000
					1,040,444

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Services (0.5%)
$75	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	$54,563
100	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	59,000
					113,563
Metals & Mining - Excluding Steel (1.2%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(CC+, Caa2)	12/15/14	9.000	6,500
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(CC+, Caa3)	12/15/16	10.000	4,188
50	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	42,549
125	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	102,642
150	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00)#	(B-, B3)	05/15/15	6.595	51,750
100	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	94,500
					302,129
Non-Food & Drug Retailers (1.3%)
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, B3)	03/15/17	7.625	35,250
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, Caa1)	10/15/12	12.000	57,500
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa1)	11/01/14	10.000	11,500
75	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa2)	11/01/16	11.375	24,750
110	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	96,800
125	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B-, B3)	10/15/15	10.375	54,375
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	23,563
25	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)	(CCC+, Caa1)	02/15/17	9.750	10,625
					314,363

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Field Equipment & Services (1.1%)
$100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	$67,500
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	49,875
75	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	58,500
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba1)	07/15/14	7.375	93,500
					269,375
Oil Refining & Marketing (0.2%)
50	Frontier Oil Corp., Company Guaranteed Notes (Callable 09/15/12 @ $104.25)	(BB, Ba3)	09/15/16	8.500	44,375
Packaging (1.6%)
100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	36,000
65	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	28,600
50	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/09 @ $101.83)ø	(D, C)	12/01/12	11.000	1,500
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	70,000
25	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/09 @ $101.53)	(B, B2)	04/15/23	8.000	19,750
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	77,500
25	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/09 @ $102.75)	(BB, Ba3)	05/15/13	8.250	24,750
75	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	67,125
0	Pliant Corp., Global Senior Secured Notes (Callable 06/15/09 @ $100.00)[1]	(CCC-, NR)	06/15/09	11.625	76
100	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)	(CCC, Caa2)	02/15/14	8.500	64,500
					389,801
Printing & Publishing (0.7%)
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(CCC, Caa2)	11/15/16	8.000	12,000
500	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$225	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)‡	(B+, B1)	05/15/15	11.750	$56,250
200	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CCC, Caa2)	02/15/17	9.000	18,250
160	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	66,400
85	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	22,525
					175,425
Railroads (0.2%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB-, B2)	06/01/15	8.000	59,625
Software/Services (1.0%)
150	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B, B3)	09/24/15	9.875	91,500
25	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	22,406
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	99,750
100	Unisys Corp., Senior Unsecured Notes	(B+, B2)	10/15/12	8.000	28,500
					242,156
Steel Producers/Products (1.0%)
125	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.29)	(BB-, Ba3)	06/15/12	7.750	98,125
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	22,750
100	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, Caa1)	11/01/15	12.000	62,250
100	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	69,750
					252,875
Support - Services (3.2%)
125	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	113,750
100	Ashtead Capital, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	52,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support - Services
$25	DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	$21,969
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	38,250
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	36,500
75	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B+, B1)	01/01/14	8.875	46,500
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @104.00)	(B+, B2)	06/15/20	8.000	40,375
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/09 @ $102.21)	(B+, B2)	01/01/16	6.625	61,312
75	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/09 @ $101.60)	(B, B2)	05/15/12	9.625	61,875
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	35,250
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	71,500
100	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	55,500
100	Sotheby's, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	52,500
75	Ticketmaster Entertainment,Inc., Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	40,875
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(B, B3)	09/01/14	9.875	39,900
50	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $101.63)	(BB-, B1)	02/15/12	6.500	39,750
					807,806
Telecom - Integrated/Services (5.8%)
175	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	135,625
200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	147,000
125	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	102,187
250	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	233,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$50	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	$45,750
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/17/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.845	77,000
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	45,750
125	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	75,000
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	90,000
240	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	198,000
100	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	82,500
25	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	23,125
200	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	178,000
					1,433,687
Telecom - Wireless (3.1%)
75	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $103.38)	(B, B2)	06/15/13	10.125	76,125
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	90,500
145	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, Caa1)	11/01/14	9.250	130,500
450	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Ba2)	03/15/14	5.950	189,171
410	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	289,464
					775,760
Textiles & Apparel (0.5%)
100	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	74,500
75	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/09 @ $102.71)	(BB+, Ba3)	05/01/13	8.125	62,250
					136,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Theaters & Entertainment (0.4%)
$150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	$93,000
Transportation - Excluding Air/Rail (0.4%)
175	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	98,000
TOTAL CORPORATE BONDS (Cost $29,953,260)					20,101,912
FOREIGN BONDS (7.6%)
Aerospace & Defense (0.5%)
150	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	124,125
Chemicals (0.0%)
100	LyondellBasell Industries AF SCA, Rule 144A, Senior Secured Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(C, Ca)	08/15/15	8.375	3,000
Electronics (0.9%)
100	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	70,000
100	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $101.97) (Canada)	(B, B3)	07/01/11	7.875	91,500
150	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC, Caa1)	10/15/14	7.875	59,250
					220,750
Energy - Exploration & Production (0.2%)
75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB, B2)	12/15/14	8.250	40,875
Forestry & Paper (0.4%)
250	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)	(CCC-, Caa2)	06/15/11	7.750	23,750
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	68,750
					92,500
Gaming (0.4%)
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B+, B2)	06/15/15	8.250	103,211

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Media - Cable (1.2%)
$125	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, Caa1)	02/15/15	10.125	$146,824
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	155,277
					302,101
Media - Diversified (0.4%)
125	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	85,000
Oil Refining & Marketing (0.3%)
125	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	80,000
Packaging (0.5%)
60	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	77,565
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	45,176
					122,741
Pharmaceuticals (0.2%)
25	Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/09 @ $101.94) (Ireland)	(B, B3)	11/15/11	7.750	14,875
75	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	39,375
					54,250
Support-Services (0.3%)
150	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 11/01/09 @ $101.00) (Netherlands)‡#	(B-, B3)	05/01/15	10.544	82,361
Telecom - Integrated/Services (1.4%)
150	BCM Ireland Finance, Ltd., Rule 144A, Senior Secured Notes (Callable 8/15//09 @ $100.00) (Ireland)#‡	(B-, B3)	08/15/16	9.245	105,296
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	124,250
100	Hellas Telecommunications II SCA, Rule 144A, Company Guaranteed Notes (Callable 01/15/09 @ $101.00) (Luxembourg)#‡	(CCC, Caa2)	01/15/15	10.503	20,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Telecom - Integrated/Services
$100	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 05/01/09 @ $100.00) (Denmark)‡#	(B+, B2)	05/01/16	10.294	$94,524
					344,570
Telecommunications Equipment (0.1%)
125	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)‡	(B-, Caa2)	07/15/16	10.750	33,750
Textiles & Apparel (0.4%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(C, Ca)	11/15/12	9.875	94,523
Transportation - Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	107,250
TOTAL FOREIGN BONDS (Cost $3,469,335)					1,891,007
Number of Shares
COMMON STOCK (0.0%)
Automobile Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^ (Cost $0)				5,557
PREFERRED STOCK (0.2%)
Diversified Financials (0.2%)
155	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)*‡ (Cost $36,150)				36,150
WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*^‡ (Cost $0)				0
SHORT-TERM INVESTMENTS (8.6%)
97,668	State Street Navigator Prime Portfolio§§				97,668
Par (000)
$2,050	State Street Bank and Trust Co. Euro Time Deposit		01/02/09	0.010	2,050,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,147,668)					2,147,668
TOTAL INVESTMENTS AT VALUE (97.2%) (Cost $35,606,413)					24,182,294
OTHER ASSETS IN EXCESS OF LIABILITIES (2.8%)					686,717
NET ASSETS (100.0%)					$24,869,011

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2008

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $4,728,687 or 19.0% of net assets.

+  Step Bond — The interest rate is as of December 31, 2008 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate is the rate as of December 31, 2008.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

ø  Bond is currently in default.

1  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Assets and Liabilities
December 31, 2008

Assets
Investments at value, including collateral for securities on loan of $97,668 (Cost $35,606,413) (Note 2)	$24,182,294[1]
Cash	29
Foreign currency at value (cost $53,487)	57,928
Receivable for investments sold	802,130
Interest receivable	704,166
Unrealized appreciation on forward currency contracts (Note 2)	54,663
Receivable from investment adviser (Note 3)	12,691
Receivable for fund shares sold	12,415
Prepaid expenses and other assets	20,810
Total Assets	25,847,126
Liabilities
Administrative services fee payable (Note 3)	13,980
Payable for investments purchased	601,176
Payable for fund shares redeemed	186,826
Payable upon return of securities loaned (Note 2)	97,668
Unrealized depreciation on forward currency contracts (Note 2)	19,668
Dividend payable	4,660
Directors' fee payable	1,974
Other accrued expenses payable	52,163
Total Liabilities	978,115
Net Assets
Capital stock, $.001 par value (Note 6)	3,902
Paid-in capital (Note 6)	84,600,108
Undistributed net investment income	25,090
Accumulated net realized loss on investments and foreign currency transactions	(48,375,496)
Net unrealized depreciation on investments and foreign currency translations	(11,384,593)
Net Assets	$24,869,011
Shares outstanding	3,901,933
Net asset value, offering price, and redemption price per share	$6.37

1  Including $95,125 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Operations
For the Year Ended December 31, 2008

Investment Income (Note 2)
Interest	$3,167,938
Securities lending	63,991
Total investment income	3,231,929
Expenses
Investment advisory fees (Note 3)	230,934
Administrative services fees (Note 3)	67,198
Printing fees (Note 3)	37,668
Audit and tax fees	34,250
Legal fees	28,530
Registration fees	22,381
Directors' fees	17,285
Custodian fees	11,105
Transfer agent fees	4,669
Interest expense (Note 4)	2,420
Insurance expense	1,053
Commitment fees (Note 4)	419
Miscellaneous expense	8,986
Total expenses	466,898
Less: fees waived and expenses reimbursed (Note 3)	(235,964)
Net expenses	230,934
Net investment income	3,000,995
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(2,991,340)
Net realized gain from foreign currency transactions	49,599
Net change in unrealized appreciation (depreciation) from investments	(9,144,266)
Net change in unrealized appreciation (depreciation) from foreign currency translations	86,886
Net realized and unrealized loss from investments and foreign currency related items	(11,999,121)
Net decrease in net assets resulting from operations	$(8,998,126)

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
From Operations
Net investment income	$3,000,995	$3,098,598
Net realized loss from investments, swap contracts and foreign currency transactions	(2,941,741)	(87,764)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(9,057,380)	(1,865,788)
Net increase (decrease) in net assets resulting from operations	(8,998,126)	1,145,046
From Dividends
Dividends from net investment income	(3,005,159)	(3,262,980)
Net decrease in net assets resulting from dividends	(3,005,159)	(3,262,980)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	13,839,556	10,229,579
Reinvestment of dividends	2,877,664	3,102,612
Net asset value of shares redeemed	(17,681,030)[1]	(17,489,646)[2]
Net decrease in net assets from capital share transactions	(963,810)	(4,157,455)
Net decrease in net assets	(12,967,095)	(6,275,389)
Net Assets
Beginning of year	37,836,106	44,111,495
End of year	$24,869,011	$37,836,106
Undistributed net investment income (loss)	$25,090	$(319,301)

1  Net of $28,193 of redemption fees retained by the Fund.

2  Net of $297 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Financial Highlights
(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,				For the Period September 1, 2004 to	For the Year Ended August 31,
	2008	2007	2006	2005	December 31, 2004[1]	2004
Per share data
Net asset value, beginning of period	$9.57	$10.19	$9.96	$10.65	$10.38	$10.26
INVESTMENT OPERATIONS
Net investment income	0.79	0.85	0.79	0.81	0.31	1.01
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(3.19)	(0.57)	0.19	(0.55)	0.55	0.72
Total from investment operations	(2.40)	0.28	0.98	0.26	0.86	1.73
LESS DIVIDENDS
Dividends from net investment income	(0.80)	(0.90)	(0.75)	(0.95)	(0.59)	(1.61)
Net asset value, end of period	$6.37	$9.57	$10.19	$9.96	$10.65	$10.38
Total return[2]	(26.51)%	2.61%	10.21%	2.58%	8.43%	18.27%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$24,869	$37,836	$44,111	$29,248	$34,842	$32,675
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%[3]	0.70%
Ratio of net investment income to average net assets	9.10%	8.04%	7.52%	7.96%	8.30%[3]	8.74%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.72%	0.54%	0.61%	0.68%	0.91%[3]	0.95%
Portfolio turnover rate	36%	46%	69%	71%	5%	30%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Notes to Financial Statements
December 31, 2008

Note 1. Organization

Credit Suisse Global High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares and Institutional Class shares. The Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"),

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$97,668	$34,995
Level 2 – Other Significant Observable Inputs	24,062,339	—
Level 3 – Significant Unobservable Inputs	22,287	—
Total	$24,182,294	$34,995

*Other financial instruments include futures, forwards and swap contracts.

As of December 31, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.09% of net assets.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2008, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Appreciation
EUR	194,500	USD	250,073	01/09/09	$250,073	$270,316	$20,243
USD	195,789	GBP	112,250	01/09/09	(195,789)	(161,369)	34,420
	Total						$54,663
Open Forward Foreign Currency Contracts with Unrealized Depreciation
USD	1,065,070	EUR	780,500	01/09/09	$(1,065,070)	$(1,084,738)	$(19,668)
	Total						$(19,668)

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $246,438, of which $166,674 was rebated to borrowers (brokers). The Fund retained $63,991 in income from the cash collateral investment, and SSB, as lending agent, was paid $15,773. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the year ended December 31, 2008, investment advisory fees earned, voluntarily waived and expenses reimbursed were $230,934, $230,934 and $5,030, respectively. Credit Suisse will not recapture from the Fund any fees it waived or expenses reimbursed during the year ended December 31, 2008. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $67,198.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2008, Merrill was paid $32,172 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 4. Line of Credit

emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2008, the Fund had no loans outstanding under the Credit Facility. During the year ended December 31, 2008, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$935,816	2.450%	$4,304,500

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $11,474,055 and $10,886,447, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Shares sold	1,651,201	1,002,345
Shares issued in reinvestment of dividends	363,403	310,686
Shares redeemed	(2,064,276)	(1,688,205)
Net decrease	(49,672)	(375,174)

The Fund imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 6. Capital Share Transactions

On December 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	92%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2008 and 2007, respectively, by the Fund were as follows:

Ordinary Income
2008	2007
$3,005,159	$3,262,980

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, security lending transactions, income from defaulted bonds, deferral of post-October losses and mark to market of forward contracts.

At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$66,588
Accumulated realized loss	(47,656,203)
Unrealized depreciation	(11,572,900)
Deferral of post-October capital losses	(567,946)
Deferral of post-October currency losses	(4,538)
$(59,734,999)

At December 31, 2008, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2009	2010	2011	2012	2013	2014	2015	2016
$9,989,083	$24,516,347	$5,397,886	$2,626,651	$940,567	$1,166,759	$297,542	$2,721,368

During the tax year ended December 31, 2008, the Fund did not utilize any of the capital loss carryforward.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 7. Federal Income Taxes

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforward before they expire.

At December 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $35,759,724, $10,327, $(11,587,757) and $(11,577,430), respectively.

At December 31, 2008, the Fund reclassified $348,555 to undistributed net investment income from accumulated net realized loss to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, exchange offer and realized gain/(loss) on the sale of defaulted bonds. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Global High Yield Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Global High Yield Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global High Yield Fund, Inc., (hereafter referred to as the "Fund") at December 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 24, 2009

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Global High Yield Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.27% paid by the Fund after taking waivers and expense reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was above the median of the Fund's Expense Group. However, the Net Advisory Fee and the actual total expenses of the Fund were slightly below the median of the Fund's Expense Group. The Board considered the fee to be reasonable.

•  The Fund's performance was above the median of its Performance Universe for the two, three, four and five year periods, but was below the median of its Performance Universe for the one and ten year periods. It was also below most of its peers in the Performance Group for all time periods except the five year. The Board determined it would monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the Net Advisory Fee, fee waivers and the relatively small size of the Fund, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Global High Yield Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-AR-1208

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2007 and December 31, 2008.

	2007	2008
Audit Fees	$15,623	$27,500
Audit-Related Fees(1)	$3,340	$3,400
Tax Fees(2)	$2,590	$3,255
All Other Fees	—	—
Total	$21,553	$34,155

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $3,400 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2007 and December 31, 2008.

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

2

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2007 and December 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2007 and December 31, 2008 were $5,930 and $6,655, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	March 6, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 6, 2009